INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories consisted of the following:

June 30, 2020
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,254.0	$—	$1,254.0
Refined products and blendstocks	1,056.3	277.2	1,333.5
Warehouse stock and other	135.7	—	135.7

	$2,446.0	$277.2	$2,723.2
Lower of cost or market adjustment	(965.7)	(137.3)	(1,103.0)

Total inventories	$1,480.3	$139.9	$1,620.2

December 31, 2019
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,071.4	$2.7	$1,074.1
Refined products and blendstocks	976.0	352.9	1,328.9
Warehouse stock and other	120.8	—	120.8

	$2,168.2	$355.6	$2,523.8
Lower of cost or market adjustment	(324.8)	(76.8)	(401.6)

Total inventories	$1,843.4	$278.8	$2,122.2

Inventories consisted of the following:

December 31, 2019
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,071.4	$2.7	$1,074.1
Refined products and blendstocks	976.0	352.9	1,328.9
Warehouse stock and other	120.8	—	120.8

	$2,168.2	$355.6	$2,523.8
Lower of cost or market adjustment	(324.8)	(76.8)	(401.6)

Total inventories	$1,843.4	$278.8	$2,122.2

December 31, 2018
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,044.8	$—	$1,044.8
Refined products and blendstocks	1,026.9	334.8	1,361.7
Warehouse stock and other	109.4	—	109.4

	$2,181.1	$334.8	$2,515.9
Lower of cost or market adjustment	(557.2)	(94.6)	(651.8)

Total inventories	$1,623.9	$240.2	$1,864.1